Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	33

I.   ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:		$1,514,531,732.70

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%		July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%		March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%		September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%		February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%		February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%		February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%		September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II.   POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$54,462,692.75	0.3247820	$40,262,159.03	0.2400987	$14,200,533.72
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$155,932,692.75	0.1037366	$141,732,159.03	0.0942895	$14,200,533.72

Weighted Avg. Coupon (WAC)	3.65%		3.66%
Weighted Avg. Remaining Maturity (WARM)	19.51		18.66
Pool Receivables Balance	$180,992,916.82		$166,539,799.97
Remaining Number of Receivables	29,100		27,786

Adjusted Pool Balance	$178,650,668.74		$164,450,135.02

III.   COLLECTIONS

Principal:
Principal Collections	$14,127,439.91
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$303,221.83
Total Principal Collections	$14,430,661.74

Interest:
Interest Collections	$554,291.55
Late Fees & Other Charges	$55,879.90
Interest on Repurchase Principal	$-
Total Interest Collections	$610,171.45

Collection Account Interest	$2,396.60
Reserve Account Interest	$685.50
Servicer Advances	$-

Total Collections	$15,043,915.29

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	33

IV.   DISTRIBUTIONS

Total Collections	$15,043,915.29
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$15,043,915.29

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$150,827.43	$-	$150,827.43	$150,827.43
Collection Account Interest					$2,396.60
Late Fees & Other Charges					$55,879.90
Total due to Servicer					$209,103.93

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$45,839.43		$45,839.43

Total Class A interest:		$45,839.43		$45,839.43	$45,839.43

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$14,628,911.76

9. Regular Principal Distribution Amount:					$14,200,533.72

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$14,200,533.72
Class A Notes Total:	$14,200,533.72	$14,200,533.72
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$14,200,533.72	$14,200,533.72

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			428,378.04

V.   YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$2,342,248.08
Beginning Period Amount	$2,342,248.08
Current Period Amortization	$252,583.13
Ending Period Required Amount	$2,089,664.95
Ending Period Amount	$2,089,664.95
Next Distribution Date Required Amount	$1,853,658.95

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	December 2016
Distribution Date	01/17/17
Transaction Month	42
30/360 Days	30
Actual/360 Days	33

VI.   RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII.   OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	12.72%	13.81%	13.81%

VIII.   DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	97.61%	27,121	96.52%	$160,739,281.98
30 - 60 Days	1.88%	522	2.72%	$4,527,013.05
61 - 90 Days	0.43%	120	0.65%	$1,079,938.15
91-120 Days	0.08%	22	0.11%	$185,716.46
121 + Days	0.00%	1	0.00%	$7,850.33
Total		27,786		$166,539,799.97

Delinquent Receivables 30+ Days Past Due
Current Period	2.39%	665	3.48%	$5,800,517.99
1st Preceding Collection Period	2.34%	680	3.37%	$6,093,899.17
2nd Preceding Collection Period	2.18%	661	3.21%	$6,282,674.65
3rd Preceding Collection Period	1.99%	623	2.93%	$6,172,227.96
Four-Month Average	2.23%		3.25%

Repossession in Current Period		27		$215,713.22
Repossession Inventory		60		$144,824.12

Current Charge-Offs
Gross Principal of Charge-Offs				$325,676.94
Recoveries				$(303,221.83)
Net Loss				$22,455.11

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.15%

Average Pool Balance for Current Period				$173,766,358.40

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.16%
1st Preceding Collection Period				0.64%
2nd Preceding Collection Period				0.36%
3rd Preceding Collection Period				0.75%
Four-Month Average				0.48%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	33	2,454	$36,735,541.15
Recoveries	40	2,266	$(22,485,414.11)
Net Loss			$14,250,127.04
Cumulative Net Loss as a % of Initial Pool Balance			0.92%

Net Loss for Receivables that have experienced a Net Loss *	21	2,071	$14,367,454.56
Average Net Loss for Receivables that have experienced a Net Loss			$6,937.45

Principal Balance of Extensions			$1,146,106.02
Number of Extensions			129

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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